FINANCIAL LIABILITIES - Schedule of of Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current:
Interest rate swaps	$ 29	$ 17
Total current financial liabilities	29	17
Non-current:
Interest rate swaps	28	6
Total non-current financial liabilities	$ 28	$ 6